Pension Liabilities, Net (Schedule Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2013	$ 763	$ 817
2014	261	561
2015	229	361
2016	199	223
2017 and thereafter	1,050	908
Expected benefit payments, total	$ 2,502	$ 2,870